Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries	Consolidated Goodwill in material partially owned subsidiaries:
	December 31,
	2025	2024
Matrix and its subsidiaries	$321,264	$294,282
Sapiens and its subsidiaries	-	396,919
Magic Software and its subsidiaries	189,798	172,515
Michpal and its subsidiaries	86,174	70,636
ZAP Group and its subsidiaries	36,596	32,009
Other consolidated subsidiaries	12,411	8,719
	$646,243	$975,080

Schedule of Reporting on Operating Segments	Headquarters and finance expenses of Formula are allocated proportionally among the Investees.
	Matrix	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2025:
Revenues from external customers	1,810,605	625,438	57,650	38,429	220,489	(125,487)	2,627,124
Inter-segment revenues	2,934	858	(8)	-	260	(4,044)	-
Total revenues	1,813,539	626,296	57,642	38,429	220,749	(129,531)	2,627,124
Depreciation and amortization	57,678	21,297	11,177	27,878	10,429	(7,795)	120,664
Segment operating income	151,791	59,997	9,381	(24,248)	15,983	(10,379)	202,525
Unallocated corporate expenses							(6,148)
Total operating income							196,377
Financial expenses, net							(49,988)
Group’s share of profits of companies accounted for at equity, net							3,654
Taxes on income							(40,459)
Net income from continued operations							109,584
Net income from discontinued operations							559,480
Net income							669,064

	Matrix	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2024:
Revenues from external customers	$1,500,863	$549,992	$42,960	$38,068	$170,315	$(83,764)	$2,218,434
Inter-segment revenues	7,597	2,528	21	-	102	(10,248)	-
Total revenues	$1,508,460	$552,520	$42,981	$38,068	$170,417	$(94,012)	$2,218,434
Depreciation and amortization	$50,496	$20,763	$6,843	$9,224	$8,240	$(5,894)	$89,672
Segment operating income	$121,665	$61,237	$8,723	$(4,939)	$11,449	$(6,490)	$191,645
Unallocated corporate expenses							(8,313)
Total operating income							$183,332
Financial expenses, net							(24,467)
Group’s share of profits of companies accounted for at equity, net							2,077
Taxes on income							(38,773)
Net income from continued operations							122,169
Net income from discontinued operations							71,621
Net income							$193,790

	Matrix	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2023:
Revenues from external customers	$1,416,283	$531,415	$36,912	$45,286	$156,662	$(76,111)	$2,110,447
Inter-segment revenues	3,579	3,637	-	-	525	(7,741)	-
Total revenues	$1,419,862	$535,052	$36,912	$45,286	$157,187	$(83,852)	$2,110,447
Depreciation and amortization	$55,230	$20,553	$4,801	$8,090	$7,950	$(5,582)	$91,042
Segment operating income	$106,831	$57,108	$6,366	$(3,126)	$9,492	$(8,149)	$168,522
Unallocated corporate expenses							(10,478)
Total operating income							$158,044
Financial expenses, net							(24,790)
Group’s share of profits of companies accounted for at equity, net							773
Taxes on income							(31,834)
Net income from continued operations							102,193
Net income from discontinued operations							63,539
Net income							$165,732